Embedded derivatives (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current liabilities held at fair value through profit or loss [Abstract]
Embedded derivatives	$ 0	$ 96,721	$ 0
SAFE (Issued 28 October 2020) [Member]
Current liabilities held at fair value through profit or loss [Abstract]
Embedded derivatives	0	7,424
Convertible Note (Issued 5 January 2021) [Member]
Current liabilities held at fair value through profit or loss [Abstract]
Embedded derivatives	0	51,307
Convertible Note (Issued on 1 April 2021) [Member]
Current liabilities held at fair value through profit or loss [Abstract]
Embedded derivatives	$ 0	$ 37,990